Accounts Payable and Accrued Liabilities - Schedule of Accounts Payable and Accrued Liabilities (Details) - CAD ($)	Mar. 31, 2019	Mar. 31, 2018
Accounts Payable And Accrued Liabilities
Accounts payable	$ 35,965	$ 364,099
Total	$ 35,965	$ 364,099